May 7, 2007
VIA EDGAR


Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549

ATTN:             Office of Filings, Information and Consumer

Re:               The GAMCO Growth Fund (the "Fund")
                  FILE NOS. 33-10583/811-4873

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Class AAA Prospectus for the above-referenced Fund does not differ from that contained in Post-Effective Amendment No. 26 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2007 (Accession No. 0000935069-07- 000989).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 338-5464.

                                         Very truly yours,


                                         /s/ Carol J. Gould
                                         CAROL J. GOULD
                                         ------------------------
                                         Senior Specialist
                                         Regulatory Administration

cc:      B. Alpert
         A. Mullady
         J. McKee
         R. Prins, Esq.
         D. James